Shareholder Report, Holdings (Details) - C000244572	Jun. 30, 2024
Topten Other line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%